UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 28, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Federated Bond Fund (Initial Class)

Semi-Annual Report

June 28, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

  Summary of Investments by Moody’s Rating as of June 28, 2013

Moody’s Rating	% of Fund Investments
A1	2.57%
A2	3.91%
A3	7.59%
Aa1	0.13%
Aa2	0.76%
Aa3	2.97%
Aaa	41.74%
B1	1.23%
B2	0.86%
B3	2.24%
Ba1	2.11%
Ba2	0.61%
Ba3	1.67%
Baa1	4.25%
Baa2	11.53%
Baa3	8.41%
Ca	0.01%
Caa	0.03%
Caa1	2.18%
Caa2	0.51%
Withdrawn Rating	0.09%
Not Rated	3.02%
Common Stock	0.00%
Warrants	0.00%
Short Term Investments	1.58%
Total	100.00%

  Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

    Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

    Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/13)	Ending Account Value (6/28/13)	Expenses Paid During Period* (1/01/13 – 6/28/13)

Actual	$1,000.00	$961.30	$3.33

Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$3.44

*Expenses are equal to the Fund’s annualized expense ratio of 0.70% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

ASSET-BACKED SECURITIES
	Ally Master Owner Trust(a)
$ 2,150,000	Series 2011-1, Class A1 1.06%, 01/15/2016	$	2,153,234
2,900,000	Float Series 2011-4, Class A1 0.99%, 09/15/2016		2,911,037
4,000,000	Float Series 2010-4, Class A 1.26%, 08/15/2017		4,031,744
2,575,000	American Express Credit Account Secured Note Trust Float Series 2012-4, Class C(a)(b) 0.99%, 05/15/2020		2,578,299
875,000	AmeriCredit Automobile Receivables Trust Series 2013-1, Class D
	2.09%, 02/08/2019		844,491
3,800,000	BMW Floorplan Master Owner Trust Float ING Series 2012-1A, Class A(a)(b)
	0.59%, 09/15/2017		3,785,427
5,000,000	Citibank Omni Master Trust Float Series 2009-A14A, Class A14(a)(b)
	2.94%, 08/15/2018		5,134,815
1,200,000	Discover Card Execution Note Trust Series 2012-B3, Class B3(a)
	0.64%, 05/15/2018		1,182,110
	Ford Credit Floorplan Master Owner Trust(a)
2,000,000	Float Series 2012-1, Class A 0.66%, 01/15/2016		2,001,896
1,675,000	Float Series 2011-1, Class A2 0.79%, 02/15/2016		1,679,367
4,000,000	Float Series 2010-3, Class A2 1.89%, 02/15/2017(b)		4,080,856
	GE Dealer Floorplan Master Note Trust(a)
4,000,000	Float Series 2012, Class A 0.76%, 02/20/2017		4,011,580
3,000,000	Float Series 2012-3, Class A 0.68%, 06/20/2017		3,000,000
	Santander Drive Auto Receivables Trust
2,250,000	Series 2013-1, Class C 1.76%, 01/15/2019		2,194,675
175,000	Series 2013-1, Class D 2.27%, 01/15/2019		169,546
1,000,000	SMART Trust
	Series 2012-4US, Class A4B(a) 0.89%, 08/14/2018		1,004,688

TOTAL ASSET-BACKED SECURITIES — 7.71% (Cost $40,966,812)		$	40,763,765

BONDS AND NOTES
Basic Materials — 4.64%
384,000	Albemarle Corp 5.10%, 02/01/2015		405,581

Principal Amount			Value

Basic Materials — (continued)
$3,000,000	Alcoa Inc
	5.87%, 02/23/2022	$	2,919,015
200,000	ALROSA Finance SA
	7.75%, 11/03/2020		214,000
	Anglo American Capital PLC(b)
225,000	2.63%, 04/03/2017		220,983
250,000	4.45%, 09/27/2020		245,314
2,250,000	AngloGold Ashanti Holdings PLC
	5.13%, 08/01/2022		1,989,549
	Ashland Inc(b)
50,000	3.88%, 04/15/2018		49,500
100,000	4.75%, 08/15/2022		99,000
1,675,000	Barrick Gold Corp(b)		1,399,389
	4.10%, 05/01/2023
200,000	Braskem Finance Ltd(b)		195,000
	5.75%, 04/15/2021
	Carpenter Technology Corp
200,000	5.20%, 07/15/2021		206,223
600,000	4.45%, 03/01/2023		584,865
150,000	Celanese US Holdings LLC
	4.63%, 11/15/2022		147,188
125,000	Century Aluminum Co(b)
	7.50%, 06/01/2021		121,250
50,000	Clearwater Paper Corp(b)
	4.50%, 02/01/2023		47,500
	Corp Nacional del Cobre de Chile(b)
2,100,000	3.00%, 07/17/2022		1,900,496
500,000	4.25%, 07/17/2042		414,451
50,000	Eagle Spinco Inc(b)
	4.63%, 02/15/2021		48,000
235,000	Ecolab Inc
	4.35%, 12/08/2021		248,094
200,000	EuroChem Mineral & Chemical Co OJSC via EuroChem GI Ltd
	5.13%, 12/12/2017		194,000
210,000	Fibria Overseas Finance Ltd
	6.75%, 03/03/2021		224,509
250,000	Gold Fields Orogen Holding BVI Ltd(b)
	4.88%, 10/07/2020		211,250
	Goldcorp Inc
400,000	2.13%, 03/15/2018		383,012
2,250,000	3.70%, 03/15/2023		1,992,433
125,000	Hexion US Finance Corp(b)
	6.63%, 04/15/2020		124,688
	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC
150,000	8.88%, 02/01/2018		153,000
75,000	9.00%, 11/15/2020(c)		71,625
200,000	Huntsman International LLC
	4.88%, 11/15/2020		197,500
250,000	Incitec Pivot Finance LLC(b)
	6.00%, 12/10/2019		273,921
75,000	Longview Fibre Paper & Packaging Inc(b)
	8.00%, 06/01/2016		78,188
400,000	Mexichem SAB de CV(b)
	4.88%, 09/19/2022		402,000

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Basic Materials — (continued)
$ 50,000	Momentive Performance Materials Inc
	10.00%, 10/15/2020	$	52,000
125,000	OMNOVA Solutions Inc
	7.88%, 11/01/2018		130,000
155,000	Praxair Inc
	4.63%, 03/30/2015		165,506
200,000	PTT Global Chemical PCL(b)
	4.25%, 09/19/2022		191,614
2,825,000	Reliance Steel & Aluminum Co
	4.50%, 04/15/2023		2,679,162
50,000	Rentech Nitrogen Partners LP / Rentech Nitrogen Finance Corp(b)
	6.50%, 04/15/2021		49,500
100,000	Rio Tinto Finance USA Ltd
	6.50%, 07/15/2018		118,330
1,400,000	Rio Tinto Finance USA PLC
	2.25%, 12/14/2018		1,360,468
200,000	Rohm & Haas Co
	6.00%, 09/15/2017		228,056
	RPM International Inc
225,000	6.50%, 02/15/2018		257,426
110,000	6.13%, 10/15/2019		126,336
200,000	Samarco Mineracao SA(b)
	4.13%, 11/01/2022		179,000
500,000	Sherwin-Williams Co
	3.13%, 12/15/2014		516,855
200,000	Sociedad Quimica y Minera de Chile SA(b)
	3.63%, 04/03/2023		185,877
	Southern Copper Corp
2,000,000	3.50%, 11/08/2022(c)		1,794,968
250,000	6.75%, 04/16/2040		245,802
100,000	5.25%, 11/08/2042		82,058
50,000	Steel Dynamics Inc(b)
	5.25%, 04/15/2023		49,000
125,000	Unifrax I LLC / Unifrax Holding Co(b)
	7.50%, 02/15/2019		127,500
200,000	US Coatings Acquisition Inc / Axalta Coating Systems Dutch Holding B BV(b)
	7.38%, 05/01/2021		204,000

			24,504,982

Communications — 5.32%
225,000	AMC Networks Inc
	4.75%, 12/15/2022		217,125
	America Movil SAB de CV
250,000	5.75%, 01/15/2015		265,625
100,000	5.00%, 10/16/2019		108,319
2,000,000	3.13%, 07/16/2022		1,842,790
420,000	AT&T Inc
	4.45%, 05/15/2021		452,358
	CCO Holdings LLC / CCO Holdings Capital Corp
100,000	7.25%, 10/30/2017		106,125
50,000	7.38%, 06/01/2020		54,375
50,000	6.63%, 01/31/2022		52,125

Principal Amount			Value

Communications — (continued)
$ 75,000	5.13%, 02/15/2023	$	70,313
150,000	5.75%, 09/01/2023(b)		145,125
	Cequel Communications Holdings I LLC / Cequel Capital Corp(b)
75,000	6.38%, 09/15/2020		76,313
150,000	5.13%, 12/15/2021		141,000
	Cisco Systems Inc
100,000	5.50%, 02/22/2016		111,665
400,000	3.15%, 03/14/2017		422,274
	Clear Channel Communications Inc
250,000	9.00%, 03/01/2021		237,500
50,000	11.25%, 03/01/2021(b)		52,125
	Clear Channel Worldwide Holdings Inc
225,000	7.63%, 03/15/2020		232,875
125,000	6.50%, 11/15/2022(b)		128,750
125,000	CommScope Holding Co Inc(b)
	6.63%, 06/01/2020		119,375
200,000	CommScope Inc(b)
	8.25%, 01/15/2019		213,500
800,000	Corning Inc
	4.75%, 03/15/2042		768,810
112,000	COX Communications Inc
	5.45%, 12/15/2014		119,506
175,000	Crown Media Holdings Inc
	10.50%, 07/15/2019		194,250
150,000	Cumulus Media Holdings Inc
	7.75%, 05/01/2019		146,625
	Digicel Group Ltd(b)
200,000	10.50%, 04/15/2018		212,000
200,000	8.25%, 09/30/2020		207,000
	Digicel Ltd(b)
150,000	8.25%, 09/01/2017		156,000
200,000	6.00%, 04/15/2021		189,000
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
	5.00%, 03/01/2021		526,673
250,000	Discovery Communications LLC
	5.05%, 06/01/2020		277,350
	DISH DBS Corp
225,000	5.13%, 05/01/2020(b)		220,500
175,000	5.88%, 07/15/2022		177,625
125,000	Entercom Radio LLC
	10.50%, 12/01/2019		140,312
78,000	Entravision Communications Corp
	8.75%, 08/01/2017		83,168
2,050,000	Expedia Inc
	5.95%, 08/15/2020		2,175,587
175,000	Expo Event Transco Inc(b)
	9.00%, 06/15/2021		172,812
	Grupo Televisa SAB
350,000	6.63%, 03/18/2025		409,135
150,000	6.63%, 01/15/2040		165,412
500,000	Historic TW Inc
	6.88%, 06/15/2018		601,178
300,000	IAC/InterActiveCorp(b)
	4.75%, 12/15/2022		283,500
	Intelsat Jackson Holdings SA
225,000	7.50%, 04/01/2021		236,250
50,000	6.63%, 12/15/2022(b)		48,500

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Communications — (continued)
$ 75,000	5.50%, 08/01/2023(b)	$	70,500
	Intelsat Luxembourg SA(b)
150,000	7.75%, 06/01/2021		151,500
150,000	8.13%, 06/01/2023		154,875
1,938,000	Interpublic Group of Cos Inc
	2.25%, 11/15/2017		1,883,339
100,000	Juniper Networks Inc
	5.95%, 03/15/2041		102,646
75,000	Lamar Media Corp
	5.00%, 05/01/2023		72,000
75,000	Level 3 Communications Inc
	8.88%, 06/01/2019		78,000
	Level 3 Financing Inc
150,000	7.00%, 06/01/2020		149,625
100,000	8.63%, 07/15/2020		106,500
200,000	Lynx I Corp(b)
	5.38%, 04/15/2021		201,000
	MetroPCS Wireless Inc
100,000	7.88%, 09/01/2018(c)		106,500
50,000	6.25%, 04/01/2021(b)		50,875
150,000	6.63%, 04/01/2023(b)		152,625
300,000	New Cingular Wireless Services Inc
	8.75%, 03/01/2031		433,295
1,150,000	News America Inc
	8.00%, 10/17/2016		1,382,615
50,000	Nexstar Broadcasting Inc / Mission Broadcasting Inc
	8.88%, 04/15/2017		53,500
225,000	Nielsen Finance LLC / Nielsen Finance Co(b)
	4.50%, 10/01/2020		216,000
2,050,000	Orange SA
	5.38%, 07/08/2019		2,255,342
	Qtel International Finance Ltd(b)
200,000	4.75%, 02/16/2021		207,860
200,000	5.00%, 10/19/2025		203,000
200,000	3.88%, 01/31/2028		175,000
	Sirius XM Radio Inc(b)
50,000	4.25%, 05/15/2020		47,000
100,000	5.25%, 08/15/2022		97,000
175,000	4.63%, 05/15/2023		161,875
325,000	Sprint Capital Corp
	6.88%, 11/15/2028		312,000
	Sprint Nextel Corp
100,000	7.00%, 03/01/2020(b)		108,000
600,000	6.00%, 11/15/2022		588,000
250,000	Syniverse Holdings Inc
	9.13%, 01/15/2019		266,875
2,500,000	Telefonaktiebolaget LM Ericsson
	4.13%, 05/15/2022		2,444,795
300,000	Telefonica Emisiones SAU
	7.05%, 06/20/2036		329,368
100,000	Telemovil Finance Co Ltd(b)
	8.00%, 10/01/2017		105,750
	Time Warner Inc
250,000	3.40%, 06/15/2022(c)		242,317
250,000	6.10%, 07/15/2040		272,952

Principal Amount			Value

Communications — (continued)
$ 150,000	Townsquare Radio LLC / Townsquare Radio Inc(b)
	9.00%, 04/01/2019	$	159,750
50,000	VeriSign Inc(b)
	4.63%, 05/01/2023		48,500
750,000	Viacom Inc
	2.50%, 12/15/2016		773,733
	VimpelCom Holdings BV(b)
200,000	7.50%, 03/01/2022		207,000
250,000	5.95%, 02/13/2023		233,750
125,000	Visant Corp
	10.00%, 10/01/2017		115,313
180,000	Walt Disney Co
	3.75%, 06/01/2021		187,530
50,000	Windstream Corp
	6.38%, 08/01/2023		46,750
650,000	WPP Finance 2010
	5.13%, 09/07/2042		599,781

			28,115,486

Consumer, Cyclical — 3.56%
125,000	Academy Ltd / Academy Finance Corp(b)
	9.25%, 08/01/2019		138,437
650,000	Advance Auto Parts Inc
	4.50%, 01/15/2022		632,111
125,000	Affinia Group Inc(b)
	7.75%, 05/01/2021		125,938
150,000	Affinity Gaming LLC/Affinity Gaming Finance Corp
	9.00%, 05/15/2018		154,875
75,000	Allison Transmission Inc(b)
	7.13%, 05/15/2019		79,313
	American Axle & Manufacturing Inc
150,000	7.75%, 11/15/2019		165,000
125,000	6.25%, 03/15/2021(c)		127,031
50,000	6.63%, 10/15/2022(c)		50,750
50,000	American Builders & Contractors Supply Co Inc(b)
	5.63%, 04/15/2021		49,125
117,000	American Casino & Entertainment Properties LLC / ACEP Finance Corp
	11.00%, 06/15/2014		116,708
175,000	Best Buy Co Inc(a)
	7.25%, 07/15/2013		175,219
200,000	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp(b)
	5.25%, 03/15/2021		192,000
75,000	Chester Downs & Marina LLC(b)
	9.25%, 02/01/2020		72,375
50,000	Choice Hotels International Inc
	5.75%, 07/01/2022		53,000
200,000	Chrysler Group LLC / CG Co-Issuer Inc
	8.25%, 06/15/2021		220,750
50,000	Cinemark USA Inc
	5.13%, 12/15/2022		48,250

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Consumer, Cyclical — (continued)
$ 100,000	Claire’s Stores Inc(b)
	6.13%, 03/15/2020	$	98,250
75,000	Cooper-Standard Automotive Inc
	8.50%, 05/01/2018		79,500
50,000	CST Brands Inc(b)
	5.00%, 05/01/2023		48,750
	Daimler Finance North America LLC
185,000	6.50%, 11/15/2013		188,870
150,000	0.89%, 03/28/2014(a)(b)		150,434
1,050,000	1.65%, 04/10/2015(b)		1,058,940
750,000	2.95%, 01/11/2017(b)		768,893
2,000,000	1.88%, 01/11/2018(b)		1,951,666
100,000	Delphi Corp
	5.00%, 02/15/2023		102,750
125,000	DineEquity Inc
	9.50%, 10/30/2018		138,750
100,000	Exide Technologies(c)(d)(e)
	8.63%, 02/01/2018		61,000
2,225,000	Ford Motor Co
	4.75%, 01/15/2043		1,957,090
50,000	Gymboree Corp
	9.13%, 12/01/2018		47,000
50,000	HD Supply Inc
	10.50%, 01/15/2021		51,750
225,000	Hillman Group Inc
	10.88%, 06/01/2018		243,562
750,000	Home Depot Inc
	5.40%, 03/01/2016		835,714
75,000	IDQ Holdings Inc(b)
	11.50%, 04/01/2017		82,125
125,000	International Automotive Components Group SA(b)
	9.13%, 06/01/2018		125,000
200,000	Jaguar Land Rover Automotive PLC(b)
	5.63%, 02/01/2023		194,000
125,000	Jo-Ann Stores Holdings Inc(b)
	9.75%, 10/15/2019		128,438
200,000	Jo-Ann Stores Inc(b)
	8.13%, 03/15/2019		204,000
175,000	L Brands Inc
	5.63%, 02/15/2022		177,625
200,000	Lear Corp(b)
	4.75%, 01/15/2023		190,000
199,000	Libbey Glass Inc
	6.88%, 05/15/2020		208,204
325,000	Marriott International Inc/DE
	3.00%, 03/01/2019		327,874
300,000	Metalsa SA de CV(b)
	4.90%, 04/24/2023		285,000
	MGM Resorts International
75,000	7.50%, 06/01/2016		81,750
50,000	6.75%, 10/01/2020		51,750
200,000	7.75%, 03/15/2022		217,250
225,000	Michaels Stores Inc
	7.75%, 11/01/2018		240,750
150,000	New Academy Finance Co LLC / New Academy Finance Corp(b)
	8.00%, 06/15/2018		153,750

Principal Amount			Value

Consumer, Cyclical — (continued)
$ 1,000,000	Nissan Motor Acceptance Corp(b)
	1.95%, 09/12/2017	$	993,496
125,000	Norcraft Cos LP / Norcraft Finance Corp
	10.50%, 12/15/2015		129,688
125,000	NPC International Inc / NPC Operating Co A Inc / NPC Operating Co B Inc
	10.50%, 01/15/2020		143,281
125,000	Party City Holdings Inc(b)
	8.88%, 08/01/2020		134,062
100,000	Penske Automotive Group Inc
	5.75%, 10/01/2022		102,000
100,000	Petco Animal Supplies Inc(b)
	9.25%, 12/01/2018		107,750
250,000	Petco Holdings Inc(b)
	8.50%, 10/15/2017		255,000
100,000	Pittsburgh Glass Works LLC(b)
	8.50%, 04/15/2016		99,000
50,000	PVH Corp
	4.50%, 12/15/2022		48,000
150,000	Regal Entertainment Group
	5.75%, 02/01/2025		142,500
125,000	Royal Caribbean Cruises Ltd
	5.25%, 11/15/2022		122,500
125,000	RSI Home Products Inc(b)
	6.88%, 03/01/2018		127,813
200,000	SACI Falabella(b)
	3.75%, 04/30/2023		183,000
	Sally Holdings LLC / Sally Capital Inc
100,000	6.88%, 11/15/2019		107,250
50,000	5.75%, 06/01/2022		50,750
300,000	Schaeffler Finance BV(b)
	7.75%, 02/15/2017		331,500
150,000	Seminole Hard Rock Entertainment Inc / Seminole Hard Rock International LLC(b)
	5.88%, 05/15/2021		145,500
20,000	Seminole Indian Tribe of Florida(b)
	7.80%, 10/01/2020		21,100
225,000	Serta Simmons Holdings LLC(b)
	8.13%, 10/01/2020		228,937
50,000	Shearer’s Foods LLC / Chip Fin Corp(b)
	9.00%, 11/01/2019		52,875
75,000	SIWF Merger Sub Inc / Springs Industries Inc(b)
	6.25%, 06/01/2021		73,500
175,000	Six Flags Entertainment Corp(b)
	5.25%, 01/15/2021		168,875
150,000	Station Casinos LLC(b)
	7.50%, 03/01/2021		151,500
	Suburban Propane Partners LP/Suburban Energy Finance Corp
84,000	7.50%, 10/01/2018		88,200
75,000	7.38%, 08/01/2021		78,000
125,000	Tomkins LLC / Tomkins Inc
	9.00%, 10/01/2018		136,250

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Consumer, Cyclical — (continued)
$ 10,000	Tower Automotive Holdings USA LLC / TA Holdings Finance Inc(b)
	10.63%, 09/01/2017	$	10,600
300,000	UCI International Inc
	8.63%, 02/15/2019		306,000
600,000	Volkswagen International Finance NV(b)
	2.38%, 03/22/2017		609,077
275,000	VWR Funding Inc
	7.25%, 09/15/2017		284,625
	Wal-Mart Stores Inc
225,000	6.20%, 04/15/2038		276,088
150,000	5.63%, 04/15/2041		173,522
50,000	Wolverine World Wide Inc(b)
	6.13%, 10/15/2020		51,625

			18,785,181

Consumer, Non-cyclical — 4.71%
200,000	Ajecorp BV
	6.50%, 05/14/2022		203,600
34,000	Altria Group Inc
	9.25%, 08/06/2019		45,029
375,000	ARAMARK Corp(b)
	5.75%, 03/15/2020		383,437
75,000	B&G Foods Inc
	4.63%, 06/01/2021		71,625
500,000	Bacardi Ltd(b)
	7.45%, 04/01/2014		523,744
	Biomet Inc
100,000	6.50%, 08/01/2020		103,063
250,000	6.50%, 10/01/2020		249,375
100,000	Boston Scientific Corp
	4.50%, 01/15/2015		104,620
450,000	Bottling Group LLC
	5.50%, 04/01/2016		502,022
200,000	BRF SA(b)
	3.95%, 05/22/2023		176,000
200,000	Cencosud SA
	4.88%, 01/20/2023		196,058
300,000	Coca-Cola Femsa SAB de CV
	4.63%, 02/15/2020		323,293
2,750,000	ConAgra Foods Inc
	3.20%, 01/25/2023		2,629,745
200,000	Constellation Brands Inc
	6.00%, 05/01/2022		214,500
100,000	CoreLogic Inc/United States
	7.25%, 06/01/2021		106,500
250,000	Corp Lindley SA(b)
	4.63%, 04/12/2023		242,500
150,000	DaVita HealthCare Partners Inc
	5.75%, 08/15/2022		149,625
350,000	Del Monte Corp
	7.63%, 02/15/2019		359,625
	DJO Finance LLC / DJO Finance Corp
250,000	7.75%, 04/15/2018		246,875
50,000	9.88%, 04/15/2018		52,250
300,000	Eli Lilly & Co
	5.20%, 03/15/2017		335,514

Principal Amount			Value

Consumer, Non-cyclical — (continued)
$ 175,000	Envision Healthcare Corp
	8.13%, 06/01/2019	$	185,937
175,000	Envision Healthcare Holdings Inc(b)
	9.25%, 10/01/2017		177,188
	ERAC USA Finance LLC(b)
275,000	2.75%, 03/15/2017		280,414
700,000	5.25%, 10/01/2020		774,061
50,000	First Quality Finance Co Inc(b)
	4.63%, 05/15/2021		47,500
200,000	Fomento Economico Mexicano SAB de CV
	4.38%, 05/10/2043		174,102
225,000	Garda World Security Corp(b)
	9.75%, 03/15/2017		237,938
75,000	Grifols Inc
	8.25%, 02/01/2018		80,625
110,000	Grupo Bimbo SAB de CV(b)
	4.50%, 01/25/2022		110,011
325,000	Hawk Acquisition Sub Inc(b)
	4.25%, 10/15/2020		310,781
	HCA Holdings Inc
425,000	6.25%, 02/15/2021		433,500
150,000	7.75%, 05/15/2021(b)		162,000
	HCA Inc
175,000	7.50%, 02/15/2022		193,812
275,000	5.88%, 03/15/2022		282,219
	Hertz Corp
200,000	6.75%, 04/15/2019		211,500
50,000	5.88%, 10/15/2020		51,500
125,000	Hologic Inc
	6.25%, 08/01/2020		129,609
200,000	Hypermarcas SA
	6.50%, 04/20/2021		201,000
200,000	IASIS Healthcare LLC / IASIS Capital Corp
	8.38%, 05/15/2019		201,875
175,000	Igloo Holdings Corp(b)
	8.25%, 12/15/2017		176,313
150,000	Interactive Data Corp
	10.25%, 08/01/2018		165,750
150,000	Iron Mountain Inc
	7.75%, 10/01/2019		161,250
50,000	Jaguar Holding Co I(b)
	9.38%, 10/15/2017		52,250
100,000	Jaguar Holding Co II / Jaguar Merger Sub Inc(b)
	9.50%, 12/01/2019		110,500
150,000	Jarden Corp
	7.50%, 05/01/2017		164,438
200,000	KazAgro National Management Holding JSC(b)
	4.63%, 05/24/2023		184,000
2,100,000	Kerry Group Financial Services(b)
	3.20%, 04/09/2023		1,936,549
50,000	Knowledge Universe Education LLC(b)
	7.75%, 02/01/2015		48,000
145,000	Laboratory Corp of America Holdings
	3.75%, 08/23/2022		138,510

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Consumer, Non-cyclical — (continued)
$ 100,000	Lender Processing Services Inc
	5.75%, 04/15/2023	$	106,250
840,000	Lorillard Tobacco Co
	7.00%, 08/04/2041		889,655
225,000	Michael Foods Group Inc
	9.75%, 07/15/2018		246,375
225,000	Michael Foods Holding Inc(b)
	8.50%, 07/15/2018		231,750
	Mondelez International Inc
250,000	5.25%, 10/01/2013		252,931
250,000	6.50%, 02/09/2040		298,283
100,000	Monitronics International Inc
	9.13%, 04/01/2020		103,500
100,000	Moody’s Corp
	5.50%, 09/01/2020		107,781
200,000	MultiPlan Inc(b)
	9.88%, 09/01/2018		217,500
275,000	Omnicare Inc
	7.75%, 06/01/2020		301,125
450,000	Pernod-Ricard SA(b)
	4.25%, 07/15/2022		455,446
150,000	Pharmacia Corp(c)
	6.50%, 12/01/2018		181,516
450,000	Philip Morris International Inc
	5.65%, 05/16/2018		518,773
200,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp(b)
	4.88%, 05/01/2021		191,000
175,000	Prestige Brands Inc
	8.13%, 02/01/2020		191,187
200,000	Quest Diagnostics Inc
	6.40%, 07/01/2017		226,202
200,000	Reynolds American Inc
	7.75%, 06/01/2018		245,508
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
200,000	9.00%, 04/15/2019		206,500
250,000	9.88%, 08/15/2019		267,500
200,000	5.75%, 10/15/2020		201,500
350,000	8.25%, 02/15/2021		346,500
350,000	SABMiller Holdings Inc(b)
	2.45%, 01/15/2017		355,554
175,000	ServiceMaster Co
	7.00%, 08/15/2020		166,031
	ServiceMaster Co/TN
150,000	8.00%, 02/15/2020		149,625
75,000	7.45%, 08/15/2027		63,750
	Smithfield Foods Inc
125,000	7.75%, 07/01/2017		137,813
50,000	6.63%, 08/15/2022		53,750
175,000	Spectrum Brands Inc
	6.75%, 03/15/2020		184,406
	Tenet Healthcare Corp(b)
125,000	4.50%, 04/01/2021		116,563
50,000	4.38%, 10/01/2021		45,875
	TransUnion Holding Co Inc
50,000	8.13%, 06/15/2018(b)		52,938
250,000	9.63%, 06/15/2018		266,875

Principal Amount			Value

Consumer, Non-cyclical — (continued)
$ 75,000	Truven Health Analytics Inc(b)
	10.63%, 06/01/2020	$	82,500
500,000	Tyson Foods Inc
	4.50%, 06/15/2022		510,912
	United Rentals North America Inc
50,000	5.75%, 07/15/2018		52,500
175,000	8.38%, 09/15/2020(c)		189,437
125,000	United Surgical Partners International Inc
	9.00%, 04/01/2020		135,000
400,000	UnitedHealth Group Inc
	6.00%, 02/15/2018		469,776
175,000	Universal Hospital Services Inc
	7.63%, 08/15/2020		182,875
450,000	US Foods Inc
	8.50%, 06/30/2019		470,250
175,000	Vanguard Health Holding Co II LLC / Vanguard Holding Co II Inc
	8.00%, 02/01/2018		185,500
150,000	Verisk Analytics Inc
	4.13%, 09/12/2022		149,049
	VPII Escrow Corp(b)
50,000	6.75%, 08/15/2018		51,250
150,000	7.50%, 07/15/2021		155,250
100,000	Yankee Candle Co Inc
	9.75%, 02/15/2017		103,625
175,000	YCC Holdings LLC / Yankee Finance Inc
	10.25%, 02/15/2016		179,813

			24,899,831

Diversified — 0.29%
250,000	Hutchison Whampoa International 09 Ltd(b)
	7.63%, 04/09/2019		303,955
750,000	Hutchison Whampoa International 11 Ltd(b)
	3.50%, 01/13/2017		772,796
100,000	Hutchison Whampoa International 12 Ltd(a)(f)
	6.00%, Perpetual		103,750
400,000	Tenedora Nemak SA de CV(b)
	5.50%, 02/28/2023		379,000

			1,559,501

Energy — 5.29%
	Access Midstream Partners LP / ACMP Finance Corp
75,000	6.13%, 07/15/2022		75,938
125,000	4.88%, 05/15/2023		115,938
200,000	Alliance Oil Co Ltd(b)
	7.00%, 05/04/2020		176,500
200,000	Antero Resources Finance Corp
	6.00%, 12/01/2020		197,000
175,000	Approach Resources Inc
	7.00%, 06/15/2021		176,312

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Energy — (continued)
$ 100,000	Athlon Holdings LP / Athlon Finance Corp(b)
	7.38%, 04/15/2021	$	98,750
50,000	ATP Oil & Gas Corp/United States(d)
	11.88%, 05/01/2015		625
125,000	Basic Energy Services Inc
	7.75%, 02/15/2019		123,438
50,000	BP Capital Markets PLC
	3.13%, 10/01/2015		52,258
400,000	Canadian Natural Resources Ltd
	5.85%, 02/01/2035		426,087
150,000	Carrizo Oil & Gas Inc
	7.50%, 09/15/2020		156,000
225,000	CGG
	7.75%, 05/15/2017		228,375
	Chaparral Energy Inc
50,000	9.88%, 10/01/2020		55,500
100,000	7.63%, 11/15/2022		102,000
400,000	Chesapeake Energy Corp
	6.88%, 11/15/2020		434,000
125,000	Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance Inc(a)(b)
	6.63%, 11/15/2019		123,750
700,000	Chevron Corp
	3.19%, 06/24/2023		696,606
150,000	Citgo Petroleum Corp
	11.50%, 07/01/2017		166,500
200,000	CNOOC Finance 2013 Ltd
	3.00%, 05/09/2023		180,671
500,000	CNPC HK Overseas Capital Ltd(b)
	5.95%, 04/28/2041		540,298
125,000	Comstock Resources Inc
	9.50%, 06/15/2020		135,000
	Concho Resources Inc
50,000	7.00%, 01/15/2021		53,750
100,000	5.50%, 04/01/2023		98,500
130,000	Conoco Funding Co
	7.25%, 10/15/2031		170,600
125,000	Continental Resources Inc(b)
	4.50%, 04/15/2023		121,563
100,000	Copano Energy LLC / Copano Energy Finance Corp
	7.13%, 04/01/2021		111,250
	El Paso LLC
50,000	7.25%, 06/01/2018		55,386
150,000	6.50%, 09/15/2020		159,921
	Enbridge Energy Partners LP
2,650,000	4.75%, 06/01/2013		2,694,361
690,000	5.50%, 09/15/2040		665,709
155,000	Enbridge Inc
	5.60%, 04/01/2017		173,762
200,000	Energy Transfer Equity LP
	7.50%, 10/15/2020		218,500
	Energy XXI Gulf Coast Inc
100,000	9.25%, 12/15/2017		109,750
25,000	7.75%, 06/15/2019		25,750

Principal Amount			Value

Energy — (continued)
$ 225,000	EP Energy LLC / EP Energy Finance Inc
	9.38%, 05/01/2020	$	254,250
52,144	EPE Holdings LLC / EP Energy Bond Co Inc(b)
	8.13%, 12/15/2017		53,187
75,000	Forbes Energy Services Ltd
	9.00%, 06/15/2019		73,875
225,000	Forest Oil Corp
	7.25%, 06/15/2019		211,500
200,000	Gazprom Neft OAO Via GPN Capital SA(b)
	4.38%, 09/19/2022		183,170
100,000	Gazprom OAO Via Gaz Capital SA
	8.63%, 04/28/2034		118,500
150,000	Halcon Resources Corp
	9.75%, 07/15/2020		149,625
400,000	Hess Corp
	5.60%, 02/15/2041		410,396
	Holly Energy Partners LP / Holly Energy Finance Corp
50,000	8.25%, 03/15/2018		52,875
50,000	6.50%, 03/01/2020		50,375
	Husky Energy Inc
150,000	6.15%, 06/15/2019		174,304
925,000	3.95%, 04/15/2022		938,817
150,000	Inergy Midstream LP / NRGM Finance Corp(b)
	6.00%, 12/15/2020		144,750
	KazMunayGas National Co JSC(b)
200,000	6.38%, 04/09/2021		217,000
200,000	4.40%, 04/30/2023		184,000
	Kinder Morgan Energy Partners LP
500,000	5.13%, 11/15/2014		566,673
200,000	5.95%, 02/15/2018		231,770
125,000	Kodiak Oil & Gas Corp(b)
	5.50%, 01/15/2021		121,875
	Linn Energy LLC / Linn Energy Finance Corp
100,000	6.50%, 05/15/2019		97,750
75,000	8.63%, 04/15/2020		78,750
75,000	7.75%, 02/01/2021		75,188
50,000	Lone Pine Resources Canada Ltd(g)
	10.38%, 02/15/2017		36,000
	Lukoil International Finance BV(b)
200,000	6.13%, 11/09/2020		210,500
200,000	4.56%, 04/24/2023		186,000
	Marathon Petroleum Corp
700,000	5.13%, 03/01/2021		771,959
500,000	6.50%, 03/01/2041		571,040
	MarkWest Energy Partners LP / MarkWest Energy Finance Corp
97,000	6.25%, 06/15/2022		99,910
50,000	4.50%, 07/15/2023		45,750
685,000	Nabors Industries Inc
	5.00%, 09/15/2020		698,295
275,000	Newfield Exploration Co
	5.63%, 07/01/2024		266,750

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Energy — (continued)
$ 125,000	Northern Oil & Gas Inc
	8.00%, 06/01/2020	$	126,250
	Oasis Petroleum Inc
100,000	6.50%, 11/01/2021		102,500
75,000	6.88%, 01/15/2023		77,250
272,000	Pacific Rubiales Energy Corp(b)
	7.25%, 12/12/2021		287,640
	Pertamina Persero PT
200,000	5.25%, 05/23/2021		196,500
200,000	4.30%, 05/20/2023(b)		185,000
	Petrobras International Finance Co - Pifco
100,000	2.88%, 02/06/2015		100,901
100,000	7.88%, 03/15/2019		115,636
2,100,000	5.38%, 01/27/2021		2,109,857
	Petroleos de Venezuela SA
200,000	4.90%, 10/28/2014		187,030
1,200,000	8.50%, 11/02/2017(c)		1,099,500
	Petroleos Mexicanos
300,000	3.50%, 01/30/2023(b)		276,750
500,000	6.50%, 06/02/2041		516,250
285,000	Phillips 66
	4.30%, 04/01/2022		294,469
150,000	Range Resources Corp
	5.00%, 03/15/2023		146,625
100,000	Regency Energy Partners LP / Regency Energy Finance Corp(b)
	4.50%, 11/01/2023		90,500
200,000	Sabine Pass Liquefaction LLC(b)
	5.63%, 02/01/2021		194,000
	SandRidge Energy Inc
50,000	7.50%, 03/15/2021		47,750
75,000	8.13%, 10/15/2022		74,250
200,000	Sasol Financing International PLC
	4.50%, 11/14/2022		185,000
	SESI LLC
75,000	6.38%, 05/01/2019		77,438
50,000	7.13%, 12/15/2021		54,000
50,000	SM Energy Co(b)
	5.00%, 01/15/2024		47,750
50,000	Southern Star Central Corp
	6.75%, 03/01/2016		50,250
365,000	Talisman Energy Inc
	5.50%, 05/15/2042		357,374
250,000	Thai Oil PCL(b)
	4.88%, 01/23/2043		211,678
200,000	Transportadora de Gas Internacional SA ESP
	5.70%, 03/20/2022		206,500
	Valero Energy Corp
50,000	4.75%, 04/01/2014		51,386
150,000	9.38%, 03/15/2019		196,685
900,000	7.50%, 04/15/2032		1,098,580
1,500,000	6.63%, 06/15/2037		1,723,747
175,000	W&T Offshore Inc
	8.50%, 06/15/2019		180,687
300,000	Williams Partners LP
	5.25%, 03/15/2020		322,411
	XTO Energy Inc
105,000	6.75%, 08/01/2037		143,987

Principal Amount			Value

Energy — (continued)
$ 300,000	6.38%, 06/15/2038	$	396,510
200,000	Zhaikmunai LP(b)
	7.13%, 11/13/2019		200,500

			27,928,323

Financial — 17.74%
	ACE INA Holdings Inc
200,000	5.60%, 05/15/2015		216,883
10,000	5.70%, 02/15/2017		11,287
	Aflac Inc
265,000	2.65%, 02/15/2017		271,326
300,000	8.50%, 05/15/2019		383,442
2,100,000	3.63%, 06/15/2023		2,041,168
	Alexandria Real Estate Equities Inc
600,000	4.60%, 04/01/2022		611,477
1,500,000	3.90%, 06/15/2023		1,432,080
	Ally Financial Inc
50,000	8.30%, 02/12/2015		53,875
125,000	5.50%, 02/15/2017		130,601
325,000	6.25%, 12/01/2017		347,675
175,000	8.00%, 03/15/2020		203,219
862,000	American Express Co
	2.65%, 12/02/2022		795,899
125,000	American Express Credit Corp
	2.75%, 09/15/2015		129,658
2,250,000	American Tower Corp
	4.50%, 01/15/2018		2,399,643
80,000	Associated Banc-Corp
	5.13%, 03/28/2016		86,116
250,000	AvalonBay Communities Inc
	5.70%, 03/15/2017		281,274
500,000	Banco BTG Pactual SA/Cayman Islands
	5.75%, 09/28/2022		433,150
200,000	Banco Davivienda SA(b)
	2.95%, 01/29/2018		189,000
150,000	Banco de Reservas de la Republica Dominicana(b)
	7.00%, 02/01/2023		150,000
	Banco do Brasil SA/Cayman
260,000	6.25%, Perpetual(f)		228,800
300,000	3.88%, 10/10/2022		262,890
150,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(b)
	4.13%, 11/09/2022		140,625
	Bank of America Corp
250,000	5.38%, 06/15/2014		259,344
100,000	4.50%, 04/01/2015		104,893
2,300,000	2.00%, 01/11/2018		2,227,812
1,500,000	7.63%, 06/01/2019		1,802,662
2,400,000	5.00%, 05/13/2021		2,559,031
200,000	BBVA Banco Continental SA
	5.00%, 08/26/2022		194,950
200,000	BBVA Bancomer SA/Texas
	7.25%, 04/22/2020		218,000
125,000	Bear Stearns Cos LLC
	5.70%, 11/15/2014		133,162

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Financial — (continued)
$ 300,000	Berkshire Hathaway Finance Corp
	4.85%, 01/15/2015	$	319,325
100,000	Berkshire Hathaway Inc(a)
	0.98%, 08/15/2014		100,380
150,000	Caixa Economica Federal(b)
	3.50%, 11/07/2022		126,000
250,000	Capital One Financial Corp
	7.38%, 05/23/2014		264,214
210,000	Chubb Corp
	5.75%, 05/15/2018		244,405
	CIT Group Inc
125,000	4.75%, 02/15/2015(b)		127,031
275,000	5.25%, 03/15/2018		282,563
25,000	6.63%, 04/01/2018(b)		27,000
	Citigroup Inc
2,000	5.13%, 05/05/2014		2,065
300,000	1.25%, 01/15/2016		296,414
400,000	5.38%, 08/09/2020		442,320
1,075,000	4.05%, 07/30/2022		1,033,189
1,000,000	6.88%, 03/05/2038		1,212,632
325,000	City National Corp(c)
	5.25%, 09/15/2020		351,694
350,000	CME Group Inc(b)
	4.40%, 03/15/2018		379,748
500,000	CNA Financial Corp
	5.88%, 08/15/2020		565,863
125,000	Compiler Finance Sub Inc(b)
	7.00%, 05/01/2021		120,313
2,000,000	Credit Suisse USA Inc
	4.88%, 01/15/2015		2,117,876
199,000	Credito Real SAB de CV
	10.25%, 04/14/2015		209,945
2,750,000	Discover Bank/Greenwood de
	2.00%, 02/21/2018		2,661,670
250,000	Discover Financial Services
	3.85%, 11/21/2022		234,772
250,000	Fifth Third Bancorp
	3.63%, 01/25/2016		263,917
200,000	FMR LLC(b)
	7.57%, 06/15/2029		251,275
	Ford Motor Credit Co LLC
500,000	3.00%, 06/12/2017		501,054
3,700,000	2.38%, 01/16/2018		3,562,534
20,000	Franklin Resources Inc
	4.63%, 05/20/2020		21,698
	General Electric Capital Corp
500,000	0.90%, 04/07/2014(a)		502,205
300,000	4.88%, 03/04/2015		319,338
650,000	0.87%, 01/08/2016(a)		653,891
500,000	2.90%, 01/09/2017		516,885
500,000	5.50%, 01/08/2020		563,743
600,000	3.10%, 01/09/2023		566,800
500,000	General Electric Capital Corp / LJ VP Holdings LLC(b)
	3.80%, 06/18/2019		520,489
75,000	General Motors Financial Co Inc(b)
	2.75%, 05/15/2016		73,781
	Goldman Sachs Group Inc
15,000	6.15%, 04/01/2018		16,903
750,000	5.38%, 03/15/2020		813,790

Principal Amount			Value

Financial — (continued)
$ 1,250,000	5.25%, 07/27/2021	$	1,337,374
2,500,000	3.63%, 01/22/2023		2,391,932
750,000	6.13%, 02/15/2033		820,309
175,000	Harley-Davidson Financial Services Inc(b)
	3.88%, 03/15/2016		185,551
	Hartford Financial Services Group Inc
325,000	5.13%, 04/15/2022		353,638
600,000	6.63%, 04/15/2042		692,393
375,000	Health Care REIT Inc
	4.13%, 04/01/2019		392,247
1,325,000	Healthcare Trust of America Holdings LP(b)
	3.70%, 04/15/2023		1,243,939
100,000	Horace Mann Educators Corp
	6.85%, 04/15/2016		109,684
290,000	HSBC Holdings PLC
	5.10%, 04/05/2021		318,611
	HSBC USA Inc
525,000	2.38%, 02/13/2015		536,488
2,500,000	1.63%, 01/16/2018		2,439,032
	International Lease Finance Corp
100,000	8.75%, 03/15/2017		111,375
325,000	6.25%, 05/15/2019		333,938
100,000	4.63%, 04/15/2021		92,000
100,000	5.88%, 08/15/2022		99,125
50,000	Janus Capital Group Inc(a)
	6.70%, 06/15/2017		55,829
	Jefferies Group LLC
1,900,000	6.88%, 04/15/2021		2,089,605
550,000	5.13%, 01/20/2023		545,759
870,000	6.50%, 01/20/2043		832,955
	JPMorgan Chase & Co
550,000	4.50%, 01/24/2022		575,917
3,000,000	3.20%, 01/25/2023		2,847,921
2,195,000	3.38%, 05/01/2023		2,043,896
200,000	Korea Development Bank
	3.50%, 08/22/2017		204,150
785,000	Legg Mason Inc
	5.50%, 05/21/2019		808,917
	Liberty Mutual Group Inc(b)
235,000	5.00%, 06/01/2021		247,887
2,350,000	4.95%, 05/01/2022		2,412,712
600,000	4.25%, 06/15/2023		579,736
	Lincoln National Corp
2,000,000	8.75%, 07/01/2019		2,564,266
225,000	4.20%, 03/15/2022		228,628
1,500,000	Merrill Lynch & Co Inc
	5.70%, 05/02/2017		1,615,440
	MetLife Inc
250,000	6.75%, 06/01/2016		286,133
500,000	6.82%, 08/15/2018		605,654
300,000	MetLife Institutional Funding II(b)
	1.63%, 04/02/2015		303,802
	Morgan Stanley
550,000	4.75%, 04/01/2014		561,951
320,000	3.80%, 04/29/2016		332,820
4,000,000	4.10%, 05/22/2023		3,695,676

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Financial — (continued)
	National Rural Utilities Cooperative Finance Corp
$ 500,000	10.38%, 11/01/2018	$	692,735
425,000	8.00%, 03/01/2032		588,957
3,150,000	Nationwide Mutual Insurance Co(b)
	9.38%, 08/15/2039		4,262,221
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp(b)
50,000	5.63%, 03/15/2020		51,750
100,000	5.88%, 03/15/2022		102,000
230,000	Northwestern Mutual Life Insurance Co(b)
	6.06%, 03/30/2040		258,944
225,000	Nuveen Investments Inc(b)
	9.50%, 10/15/2020		223,875
	PNC Funding Corp
165,000	5.63%, 02/01/2017		183,060
250,000	5.13%, 02/08/2020		274,693
100,000	Power Sector Assets & Liabilities Management Corp
	7.39%, 12/02/2024		121,000
2,000,000	Principal Financial Group Inc
	3.13%, 05/15/2023		1,885,270
100,000	Qatari Diar Finance Co(b)
	5.00%, 07/21/2020		110,250
	Raymond James Financial Inc
200,000	4.25%, 04/15/2016		211,366
244,000	5.63%, 04/01/2024		256,989
	RCI Banque SA(b)
250,000	4.60%, 04/12/2016		260,675
2,900,000	3.50%, 04/03/2018		2,885,744
140,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp(b)
	9.50%, 06/15/2019		151,200
300,000	Santander US Debt SAU(b)
	3.78%, 10/07/2015		305,786
300,000	Sberbank of Russia Via SB Capital SA(b)
	5.13%, 10/29/2022		281,250
100,000	Simon Property Group LP
	6.13%, 05/30/2018		117,489
90,000	State Street Corp
	4.30%, 05/30/2014		93,181
250,000	Textron Financial Corp(a)(b)
	6.00%, 02/15/2067		217,500
275,000	Travelers Cos Inc
	5.50%, 12/01/2015		303,973
200,000	Turkiye Garanti Bankasi AS(b)
	5.25%, 09/13/2022		187,250
500,000	UDR Inc
	4.63%, 01/10/2022		517,269
200,000	Uralkali OJSC via Uralkali Finance Ltd(b)
	3.72%, 04/30/2018		192,250
250,000	US Bank NA/Cincinnati OH
	4.95%, 10/30/2014		263,842

Principal Amount		Value

Financial — (continued)
$ 200,000	Vnesheconombank Via VEB Finance PLC(b)
	5.38%, 02/13/2017	$207,750
500,000	Wachovia Corp
	5.75%, 02/01/2018	575,882
800,000	Wells Fargo & Co
	4.60%, 04/01/2021	871,770
	Wells Fargo Bank NA
750,000	4.75%, 02/09/2015	791,542
250,000	5.95%, 08/26/2036	279,498
250,000	Westpac Banking Corp
	4.88%, 11/19/2019	280,213
1,900,000	Weyerhaeuser Co
	7.38%, 10/01/2019	2,243,868

		93,715,996

Industrial — 2.67%
75,000	ADS Waste Holdings Inc(b)
	8.25%, 10/01/2020	76,500
50,000	Anixter Inc
	5.63%, 05/01/2019	51,750
300,000	Ardagh Packaging Finance PLC(b)
	9.13%, 10/15/2020	319,875
150,000	B/E Aerospace Inc
	5.25%, 04/01/2022	149,250
	Ball Corp
100,000	5.00%, 03/15/2022	99,500
125,000	4.00%, 11/15/2023	115,625
50,000	BC Mountain LLC / BC Mountain Finance Inc(b)
	7.00%, 02/01/2021	51,000
175,000	Belden Inc(b)
	5.50%, 09/01/2022	171,937
125,000	BOE Merger Corp(b)
	9.50%, 11/01/2017	127,500
	Building Materials Corp of America(b)
100,000	7.50%, 03/15/2020	107,000
75,000	6.75%, 05/01/2021	79,688
	Burlington Northern Santa Fe LLC
375,000	4.88%, 01/15/2015	398,050
250,000	5.75%, 05/01/2040	278,423
100,000	BWAY Holding Co
	10.00%, 06/15/2018	109,500
350,000	Caterpillar Inc
	7.00%, 12/15/2013	360,289
100,000	Cemex Finance LLC
	9.50%, 12/14/2016	106,030
150,000	Cleaver-Brooks Inc(b)
	8.75%, 12/15/2019	157,500
225,000	Crown Americas LLC / Crown Americas Capital Corp IV(b)
	4.50%, 01/15/2023	212,062
100,000	DH Services Luxembourg Sarl(b)
	7.75%, 12/15/2020	104,500
320,000	Dover Corp
	5.45%, 03/15/2018	367,997

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Industrial — (continued)
$ 100,000	Dynacast International LLC / Dynacast Finance Inc
	9.25%, 07/15/2019	$	109,000
	Embraer Overseas Ltd
150,000	6.38%, 01/24/2017		162,000
50,000	6.38%, 01/15/2020		54,750
100,000	Embraer SA
	5.15%, 06/15/2022		100,250
90,000	Emerson Electric Co
	4.88%, 10/15/2019		102,620
150,000	FGI Operating Co LLC / FGI Finance Inc(b)
	7.88%, 05/01/2020		155,250
	Flextronics International Ltd(b)
75,000	4.63%, 02/15/2020		72,750
75,000	5.00%, 02/15/2023		72,563
125,000	General Cable Corp(b)
	5.75%, 10/01/2022		123,750
125,000	Graphic Packaging International Inc
	4.75%, 04/15/2021		120,938
75,000	Greif Inc
	7.75%, 08/01/2019		85,875
800,000	Harsco Corp
	5.75%, 05/15/2018		856,106
120,000	Hubbell Inc
	5.95%, 06/01/2018		138,882
225,000	Interline Brands Inc
	10.00%, 11/15/2018		241,875
50,000	Interline Brands Inc/NJ
	7.50%, 11/15/2018		52,500
100,000	JB Poindexter & Co Inc(b)
	9.00%, 04/01/2022		105,000
150,000	Kemet Corp
	10.50%, 05/01/2018		153,000
50,000	Koppers Inc
	7.88%, 12/01/2019		53,500
1,000,000	Masco Corp
	7.13%, 03/15/2020		1,115,000
125,000	Masonite International Corp/Pre- July 2011(b)
	8.25%, 04/15/2021		134,688
50,000	MasTec Inc
	4.88%, 03/15/2023		47,500
50,000	Maxim Crane Works LP / Maxim Finance Corp(b)
	12.25%, 04/15/2015		52,500
50,000	Mcron Finance Sub LLC / Mcron Finance Corp(b)
	8.38%, 05/15/2019		51,000
50,000	Milacron LLC / Mcron Finance Corp(b)
	7.75%, 02/15/2021		49,875
	Mueller Water Products Inc
100,000	7.38%, 06/01/2017		102,500
42,000	8.75%, 09/01/2020		45,780
275,000	Nortek Inc
	8.50%, 04/15/2021		294,250
100,000	Odebrecht Finance Ltd(b)
	7.50%, 09/29/2049		99,000

Principal Amount			Value

Industrial — (continued)
$ 50,000	Pactiv LLC
	7.95%, 12/15/2025	$	44,500
350,000	Pentair Ltd
	5.00%, 05/15/2021		372,118
100,000	PHI Inc
	8.63%, 10/15/2018		106,000
	Ply Gem Industries Inc
22,000	9.38%, 04/15/2017		23,265
153,000	8.25%, 02/15/2018		162,945
	Republic Services Inc
750,000	5.25%, 11/15/2021		823,437
250,000	6.20%, 03/01/2040		285,149
225,000	Rexel SA(b)
	5.25%, 06/15/2020		224,437
	Rock Tenn Co
120,000	4.45%, 03/01/2019		127,051
1,000,000	4.00%, 03/01/2023		963,538
250,000	Rockwell Collins Inc
	3.10%, 11/15/2021		248,749
75,000	Roofing Supply Group LLC / Roofing Supply Finance Inc(b)
	10.00%, 06/01/2020		81,188
185,000	Roper Industries Inc
	6.63%, 08/15/2013		186,222
540,000	Ryder System Inc
	3.15%, 03/02/2015		556,999
	Sealed Air Corp(b)
75,000	6.50%, 12/01/2020		79,125
125,000	8.38%, 09/15/2021		141,250
150,000	Silver II Borrower / Silver II US Holdings LLC(b)
	7.75%, 12/15/2020		150,750
75,000	Stoneridge Inc(b)
	9.50%, 10/15/2017		80,250
250,000	Timken Co
	6.00%, 09/15/2014		264,304
TransDigm Inc
75,000	7.75%, 12/15/2018		78,938
200,000	5.50%, 10/15/2020(b)		189,000
218,000	Union Pacific Corp
	4.16%, 07/15/2022		231,937
150,000	Valmont Industries Inc
	6.63%, 04/20/2020		171,035
100,000	Viasystems Inc(b)
	7.88%, 05/01/2019		105,500
200,000	Voto-Votorantim Overseas Trading Operations NV
	6.63%, 09/25/2019		213,000

			14,107,365

Technology — 1.58%
75,000	Aspect Software Inc
	10.63%, 05/15/2017		75,188
	Audatex North America Inc
150,000	6.75%, 06/15/2018		157,500
75,000	6.00%, 06/15/2021(b)		74,813
2,000,000	BMC Software Inc(c)
	7.25%, 06/01/2018		2,039,986

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Technology — (continued)
	CDW LLC / CDW Finance Corp
$ 57,000	12.54%, 10/12/2017	$	60,135
325,000	8.50%, 04/01/2019		349,375
150,000	Eagle Midco Inc(b)
	9.00%, 06/15/2018		146,250
175,000	Emdeon Inc
	11.00%, 12/31/2019		197,312
175,000	Epicor Software Corp
	8.63%, 05/01/2019		179,375
	First Data Corp(b)
50,000	7.38%, 06/15/2019		51,375
50,000	11.25%, 01/15/2021		49,875
500,000	8.75%, 01/15/2022		513,750
500,000	Fiserv Inc
	6.80%, 11/20/2017		582,281
47,000	Freescale Semiconductor Inc
	10.75%, 08/01/2020		51,700
	Hewlett-Packard Co
150,000	6.13%, 03/01/2014		155,079
250,000	2.13%, 09/13/2015		253,021
275,000	3.30%, 12/09/2016		285,463
100,000	iGATE Corp(c)
	9.00%, 05/01/2016		104,000
	Infor US Inc
150,000	11.50%, 07/15/2018		169,875
225,000	9.38%, 04/01/2019		243,844
75,000	MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co
	10.50%, 04/15/2018		81,000
75,000	MModal Inc(b)
	10.75%, 08/15/2020		60,375
	NCR Corp
200,000	4.63%, 02/15/2021		191,000
100,000	5.00%, 07/15/2022		96,500
175,000	Nuance Communications Inc(b)
	5.38%, 08/15/2020		171,062
200,000	NXP BV / NXP Funding LLC(b)
	5.75%, 02/15/2021		202,500
100,000	Oracle Corp
	6.50%, 04/15/2038		125,203
	Seagate HDD Cayman
125,000	7.00%, 11/01/2021		133,750
125,000	4.75%, 06/01/2023(b)		116,563
250,000	Sophia LP / Sophia Finance Inc(b)
	9.75%, 01/15/2019		267,500
200,000	Southern Graphics Inc(b)
	8.38%, 10/15/2020		206,000
125,000	Spansion LLC
	7.88%, 11/15/2017		127,500
300,000	SSI Investments II Ltd / SSI Co-Issuer LLC
	11.13%, 06/01/2018		328,875
	SunGard Data Systems Inc
50,000	6.63%, 11/01/2019(b)		50,250
125,000	7.63%, 11/15/2020		132,500

Principal Amount			Value

Technology — (continued)
$ 325,000	Xerox Corp
	2.95%, 03/15/2017	$	327,690

			8,358,465

Utilities — 3.66%
400,000	Centrais Eletricas Brasileiras SA
	5.75%, 10/27/2021		387,000
250,000	Cleveland Electric Illuminating Co
	5.95%, 12/15/2036		270,004
	Comision Federal de Electricidad(b)
200,000	4.88%, 05/26/2021		204,500
200,000	5.75%, 02/14/2042		185,000
1,300,000	Commonwealth Edison Co
	5.80%, 03/15/2018		1,510,193
325,000	Dubai Electricity & Water
	Authority(b)
	7.38%, 10/21/2020		364,000
300,000	Duke Energy Indiana Inc
	6.05%, 06/15/2016		340,320
50,000	Dynegy Inc(b)
	5.88%, 06/01/2023		45,500
1,225,000	Electricite de France SA(b)
	5.60%, 01/27/2040		1,293,803
	Enel Finance International NV(b)
1,500,000	3.88%, 10/07/2014		1,535,970
1,000,000	6.00%, 10/07/2039		923,502
	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc
75,000	10.00%, 12/01/2020		82,125
75,000	12.25%, 03/01/2022(b)		82,875
250,000	Exelon Generation Co LLC
	5.75%, 10/01/2041		257,535
1,400,000	FirstEnergy Corp
	4.25%, 03/15/2023		1,300,761
750,000	Florida Gas Transmission Co LLC(b)
	5.45%, 07/15/2020		832,172
16,810	FPL Energy National Wind Portfolio LLC(b)(g)
	6.13%, 03/25/2019		12,944
90,000	Great Plains Energy Inc
	4.85%, 06/01/2021		95,591
200,000	Hrvatska Elektroprivreda
	6.00%, 11/09/2017		200,800
200,000	Instituto Costarricense de Electricidad(b)
	6.38%, 05/15/2043		181,250
130,000	Majapahit Holding BV
	7.75%, 01/20/2020		142,350
300,000	MidAmerican Energy Co
	4.65%, 10/01/2014		314,800
550,000	MidAmerican Energy Holdings Co
	5.95%, 05/15/2037		611,060
2,775,000	National Fuel Gas Co
	3.75%, 03/01/2023		2,670,485
200,000	Northern States Power Co
	5.25%, 03/01/2018		230,590

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

Utilities — (continued)
$275,000	NRG Energy Inc
	7.63%, 05/15/2019	$287,375
750,000	Pacific Gas & Electric Co
	6.05%, 03/01/2034	874,444
	PPL Capital Funding Inc
410,000	4.20%, 06/15/2022	412,175
2,000,000	4.70%, 06/01/2043	1,816,080
125,000	PPL Energy Supply LLC
	6.00%, 12/15/2036	127,580
250,000	PPL WEM Holdings PLC(b)
	5.38%, 05/01/2021	274,156
250,000	Sempra Energy
	9.80%, 02/15/2019	337,062
350,000	Southern California Gas Co
	5.50%, 03/15/2014	361,954
250,000	TECO Finance Inc
	5.15%, 03/15/2020	276,347
200,000	Transportadora de Gas del Peru SA(b)
	4.25%, 04/30/2028	177,000
300,000	Westar Energy Inc
	5.88%, 07/15/2036	316,010

		19,335,313

TOTAL BONDS AND NOTES — 49.46% (Cost $265,167,740)		$261,310,443

FOREIGN GOVERNMENT BONDS AND NOTES
300,000	African Export-Import Bank
	5.75%, 07/27/2016	309,000
400,000	Argentina Boden Bonds
	7.00%, 10/03/2015	347,000
100,000	Banco de Credito del
	Peru/Panama(b)
	5.38%, 09/16/2020	102,250
400,000	Banco Nacional de Desenvolvimento Economico e Social
	5.50%, 07/12/2020	417,200
	Brazilian Government International Bond
350,000	6.00%, 01/17/2017	393,750
100,000	4.88%, 01/22/2021	106,750
	Colombia Government International Bond
100,000	7.38%, 01/27/2017	116,500
200,000	4.38%, 07/12/2021	208,300
500,000	Corp Andina de Fomento
	4.38%, 06/15/2022	509,144
200,000	Costa Rica Government International Bond(b)
	5.63%, 04/30/2043	181,000
150,000	Dominican Republic International Bond(b)
	5.88%, 04/18/2024	144,375
200,000	Emirate of Dubai Government International Bonds
	5.25%, 01/30/2043	168,000

Principal Amount		Value

Foreign Government Bonds and Notes — (continued)
	Indonesia Government International Bond
$ 350,000	5.88%, 03/13/2020	$374,500
225,000	8.50%, 10/12/2035(b)	295,875
	Mexico Government International Bond
300,000	5.95%, 03/19/2019	343,350
200,000	5.13%, 01/15/2020	219,800
200,000	3.63%, 03/15/2022	196,000
301,000	6.75%, 09/27/2034	355,180
100,000	4.75%, 03/08/2044	89,000
100,000	Panama Government International Bond
	6.70%, 01/26/2036	116,250
100,000	Peruvian Government International Bond
	6.55%, 03/14/2037	118,000
150,000	Philippine Government International Bond
	6.38%, 01/15/2032	177,000
150,000	Poland Government International Bond
	6.38%, 07/15/2019	174,947
100,000	Romanian Government International Bond(b)
	4.38%, 08/22/2023	95,002
	Russian Foreign Bond - Eurobond
300,000	5.00%, 04/29/2020	321,750
953,600	4.18%, 03/31/2030(h)	1,116,904
100,000	Sri Lanka Government International Bond(b)
	6.25%, 10/04/2020	99,000
	Turkey Government International Bond
350,000	5.63%, 03/30/2021	373,625
1,000,000	3.25%, 03/23/2023	872,500
100,000	6.88%, 03/17/2036	111,500
300,000	Uruguay Government International Bond
	7.63%, 03/21/2036	378,750

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.67% (Cost $9,019,705)		$8,832,202

MORTGAGE-BACKED SECURITIES
3,500,000	Citigroup Commercial Mortgage Trust Series 2013-GC11, Class B
	3.73%, 04/10/2046	3,290,766
	COMM 2012-CCRE1 Mortgage Trust
1,420,000	Series 2012-CR1, Class AM 3.91%, 05/15/2045	1,409,692
2,150,000	Series 2012-CR1, Class B 4.61%, 05/15/2045	2,168,441
	COMM Mortgage Trust
1,370,000	Series 2012-LC4, Class AM 4.06%, 12/10/2044	1,370,119

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 1,500,000	Series 2013-LC6, Class B 3.74%, 01/10/2046	$1,385,712
2,650,000	Commercial Mortgage Pass Through Certificates
	Series 2013-CR8, Class B(b) 3.97%, 06/10/2046	2,487,075
	Federal Home Loan Mortgage Corp
150,153	5.50%, 02/01/2018	160,895
84,411	4.00%, 12/01/2020	88,858
28,305	4.50%, 04/01/2021	29,791
63,010	6.00%, 05/01/2021	67,726
30,797	4.50%, 07/01/2021	32,335
54,877	5.00%, 03/01/2022	58,771
32,530	6.00%, 11/01/2033	36,300
65,419	6.00%, 04/01/2035	71,692
129,202	4.50%, 05/01/2035	136,193
454,439	5.50%, 08/01/2035	491,025
128,235	4.50%, 11/01/2035	135,174
59,133	6.50%, 02/01/2036	66,234
83,223	4.50%, 03/01/2036	87,726
73,277	6.00%, 03/01/2036	79,584
91,627	5.50%, 06/01/2036	98,693
68,743	5.51%, 07/01/2036(a)	73,393
412,166	5.50%, 08/01/2036	443,949
2,239,880	5.00%, 04/01/2037	2,387,992
935,602	2.71%, 05/01/2037(a)	1,000,458
70,183	6.00%, 08/01/2037	76,126
106,622	7.00%, 08/01/2037	121,316
509,899	5.00%, 04/01/2038	543,612
1,566,308	5.50%, 05/01/2038	1,682,688
729,926	4.50%, 03/01/2039	768,525
2,099,873	4.50%, 05/01/2039	2,210,914
471,817	4.00%, 09/01/2040	490,925
1,992,818	5.00%, 09/01/2040	2,124,578
543,990	3.50%, 12/01/2040	551,777
2,673,653	4.00%, 12/01/2040	2,781,933
3,191,950	5.00%, 02/01/2041	3,441,919
3,245,821	3.50%, 12/01/2041	3,292,284
	Federal National Mortgage Association
104,844	5.00%, 02/01/2018	111,917
202,966	4.50%, 06/01/2018	215,683
2,949,457	3.50%, 01/01/2031	2,998,785
54,619	4.50%, 08/01/2035	57,770
193,731	6.00%, 02/01/2036	210,816
284,911	5.50%, 03/01/2036	309,102
283,770	6.50%, 06/01/2036	326,637
553,930	6.00%, 02/01/2037	602,782
441,318	6.00%, 03/01/2037	479,601
3,199	6.50%, 04/01/2037	3,682
228,444	6.00%, 08/01/2037	248,261
156,626	6.50%, 08/01/2037	173,614
3,337,802	4.50%, 07/01/2039	3,530,659
1,538,794	4.00%, 10/01/2041	1,605,309
2,918,425	3.50%, 12/01/2041	2,966,588
4,947,148	4.00%, 12/01/2041	5,160,992
	Float Series 2012-1 , Class F
3,600,452	0.64%, 02/25/2042(a)	3,629,094
1,461,287	3.00%, 05/01/2042	1,429,771

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 4,408,062	3.00%, 05/01/2042	$4,312,991
1,842,407	3.00%, 06/01/2042	1,802,671
1,734,391	3.50%, 07/01/2042	1,763,014
1,446,382	3.50%, 07/01/2042	1,470,252
2,083,217	3.50%, 07/01/2042	2,117,597
19,294,984	3.00%, 10/01/2042	18,878,840
3,705,829	3.00%, 10/01/2042	3,625,904
359,253	2.70%, 03/01/2047(a)	378,208
3,880,940	Freddie Mac REMICS Float Series 2976, Class KJ(a)
	0.54%, 05/15/2035	3,894,473
5,625,000	FREMF Mortgage Trust Series 2013-K25, Class B(a)(b)
	3.74%, 11/25/2045	5,023,406
1,777,233	Government National Mortgage Association Float Series 2011-H15, Class FA(a) 0.65%, 06/20/2061	1,769,660
	GS Mortgage Securities Trust
1,500,000	Series 2012-GCJ7, Class AS 4.09%, 05/10/2045	1,496,762
2,325,000	Series 2012-GCJ7, Class B 4.74%, 05/10/2045	2,343,358
200,000	Merrill Lynch Mortgage Trust Adjusted Series 2008-C1, Class AM(a)
	6.44%, 02/12/2051	225,657
	Morgan Stanley Capital I Trust
	Series 2012-C4, Class AS
1,850,000	3.77%, 03/15/2045	1,824,620
	Series 2007-IQ16, Class AM
1,500,000	6.30%, 12/12/2049(a)	1,684,524
2,425,000	UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class B(b)
	3.88%, 04/10/2046	2,275,176
1,300,000	UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class A3(a)
	3.60%, 01/10/2045	1,300,296
2,000,000	Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A2(b)
	4.39%, 11/15/2043	2,110,908
350,000	WFRBS Commercial Mortgage Trust SUB Series 2012-C6, Class B
	4.70%, 04/15/2045	357,596

TOTAL MORTGAGE-BACKED SECURITIES — 22.42% (Cost $121,201,400)		$118,462,167

MUNICIPAL BONDS AND NOTES
500,000	City of Chicago IL
	5.43%, 01/01/2042	468,055

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

Municipal Bonds and Notes — (continued)
$ 50,000	State of Illinois(g)(i)
	0.00%,(j) 11/15/2016	$63

TOTAL MUNICIPAL BONDS AND NOTES — 0.09% (Cost $500,761)		$468,118

U.S. GOVERNMENT AGENCY BONDS AND NOTES
2,500,000	Federal Home Loan Bank(c)
	5.00%, 11/17/2017	2,870,197
1,000,000	Federal National Mortgage Association
	0.88%, 08/28/2017	980,184

TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.73% (Cost $3,582,524)		$3,850,381

U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
33,000,000	0.63%, 07/15/2021	35,139,355
18,500,000	0.13%, 01/15/2022	18,617,271
	United States Treasury Note/Bond
150,000	4.13%, 05/15/2015(k)	160,582
11,000,000	1.00%, 09/30/2016(k)	11,074,767
20,000,000	0.88%, 11/30/2016	20,012,500

TOTAL U.S. TREASURY BONDS AND NOTES — 16.09% (Cost $88,850,939)		$85,004,475

Shares

COMMON STOCK
Consumer, Cyclical — 0.00%(l)
402	General Motors Co (m)	13,390
101	Motors Liquidation Co GUC Trust (m)	3,101

TOTAL COMMON STOCK — 0.00%(l) (Cost $39,432)		$16,491

WARRANTS
Consumer, Cyclical — 0.00%(l)
366	General Motors Co, expiring 7/10/2016 (m)	8,784
366	General Motors Co, expiring 7/10/2019 (m)	5,984

TOTAL WARRANTS — 0.00%(l) (Cost $45,183)		$14,768

Principal Amount		Value

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.03%
$ 5,417,000	Federal Home Loan Mortgage Corp
	0.00%, (j) 07/01/2013	$5,417,000

Reverse Repurchase Agreements — 1.59%
420,517	Undivided interest of 3.28% in a repurchase agreement (principal amount/value $12,850,438 with a maturity value of $12,850,556) with JP Morgan Securities, 0.11%, dated 6/28/13 to be repurchased at $420,517 on 7/1/13 collateralized by U.S. Treasury Securities, 0.63% - 3.88%, 1/15/25 - 2/15/43, with a value of $13,107,777. (n)	420,517

1,997,489	Undivided interest of 4.06% in a repurchase agreement (principal amount/value $49,430,686 with a maturity value of $49,431,304) with Morgan Stanley & Co LLC, 0.15%, dated 6/28/13 to be repurchased at $1,997,489 on 7/1/13 collateralized by Federal National Mortgage Association Securities, 2.19% - 5.00%, 6/1/18 - 4/1/43, with a value of $50,419,300. (n)	1,997,489

1,997,488	Undivided interest of 4.07% in a repurchase agreement (principal amount/value $49,062,924 with a maturity value of $49,063,537) with BNP Paribas Securities Corp, 0.15%, dated 6/28/13 to be repurchased at $1,997,488 on 7/1/13 collateralized by various U.S. Government Agency Securities, 0.45% - 5.38%, 3/15/16 - 2/13/17, with a value of $50,044,241. (n)	1,997,488

1,997,488	Undivided interest of 4.12% in a repurchase agreement (principal amount/value $48,497,967 with a maturity value of $48,498,573) with HSBC Securities (USA) Inc, 0.15%, dated 6/28/13 to be repurchased at $1,997,488 on 7/1/13 collateralized by Federal Home Loan Mortgage Corp Securities, 2.50% - 7.00%, 5/1/22 - 5/1/43, with a value of $49,467,956. (n)	1,997,488

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value
Reverse Repurchase Agreements — (continued)
$1,997,488	Undivided interest of 5.76% in a repurchase agreement (principal amount/value $34,694,829 with a maturity value of $34,695,176) with Citigroup Global Markets Inc, 0.12%, dated 6/28/13 to be repurchased at $1,997,488 on 7/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 6.25%, 7/3/13 - 5/15/37, with a value of $35,388,862. (n)	$	1,997,488

			8,410,470

TOTAL SHORT TERM INVESTMENTS — 2.62% (Cost $13,827,470)		$	13,827,470

TOTAL INVESTMENTS — 100.79% (Cost $543,201,966)		$	532,550,280

OTHER ASSETS & LIABILITIES, NET — (0.79)%		$	(4,171,834)

TOTAL NET ASSETS — 100.00%		$	528,378,446

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.
(b)	Restricted security; at June 28, 2013, the aggregate cost and fair value of restricted securities was $94,519,753 and $91,774,170, respectively, representing 17.37% of net assets.
(c)	A portion or all of the security is on loan at June 28, 2013.
(d)	Security in default; some interest payments received during the last 12 months. At June 28, 2013, the aggregate fair value of the securities in default was $61,625, representing 0.01% of net assets.
(e)	Security in bankruptcy at June 28, 2013.
(f)	Security has no contractual maturity date and pays an indefinite stream of interest.
(g)	Illiquid security; at June 28, 2013, the aggregate cost and fair value of illiquid securities was $64,893 and $49,007, respectively, representing 0.01% of net assets.
(h)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 28, 2013. Maturity date disclosed represents final maturity date.

(i)	Domestic security is fair valued under the procedures adopted by the Board of Directors.
(j)	The security’s yield to maturity was less than 0.01%.
(k)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
(l)	Represents less than 0.005% of net assets.
(m)	Non-income producing security.
(n)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

At June 28, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

U.S. 2 Year Treasury Note Short Futures	180	USD	$39,600,000	September 2013	$70,313

U.S. 5 Year Treasury Note Long Futures	55	USD	6,657,578	September 2013	(115,586)

U.S. Treasury Bond Short Futures	90	USD	12,225,938	September 2013	545,875

U.S. Ultra Bond Short Futures	125	USD	18,414,063	September 2013	366,250

U.S.10 Year Treasury Note Short Futures	70	USD	8,859,375	September 2013	180,469

				Net Appreciation	$1,047,321

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

Great-West Federated Bond Fund

ASSETS:
Investments in securities, fair value (including $8,221,119 of securities on loan)(a)	$524,139,810
Reverse repurchase agreements, fair value(b)	8,410,470
Cash	607,208
Cash denominated in foreign currencies	6,000
Interest receivable	4,223,242
Subscriptions receivable	446,191
Receivable for investments sold	64,697

Total Assets	537,897,618

LIABILITIES:
Payable to investment adviser	294,908
Payable upon return of securities loaned	8,410,470
Redemptions payable	102,993
Payable for investments purchased	553,417
Variation margin on futures contracts	157,384

Total Liabilities	9,519,172

NET ASSETS	$528,378,446

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,066,688
Paid-in capital in excess of par	532,445,460
Net unrealized depreciation on investments and futures contracts	(9,604,365)
Undistributed net investment income	503,512
Accumulated net realized loss on investments and futures contracts	(32,849)

TOTAL NET ASSETS	$528,378,446

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	50,666,881

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.43

(a) Cost of investments	$534,791,496
(b) Cost of reverse repurchase agreements	$8,410,470

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

Great-West Federated Bond Fund

INVESTMENT INCOME:
Interest	$7,260,644
Income from securities lending	8,695

Total Income	7,269,339

EXPENSES:
Management fees	1,873,365

Total Expenses	1,873,365

NET INVESTMENT INCOME	5,395,974

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(1,941,069)
Net realized loss on futures contracts	(224,594)

Net realized loss on investments	(2,165,663)

Net change in unrealized depreciation on investments	(26,035,574)
Net change in unrealized appreciation on futures contracts	1,031,244

Net change in unrealized depreciation on investments	(25,004,330)

Net Realized and Unrealized Loss on Investments and Futures Contracts	(27,169,993)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,774,019)

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West Federated Bond Fund

OPERATIONS:
Net investment income	$5,395,974	$10,363,380
Net realized gain (loss) on investments	(2,165,663)	8,351,936
Net change in unrealized appreciation (depreciation) on investments	(25,004,330)	4,488,764

Net Increase (Decrease) in Net Assets Resulting from Operations	(21,774,019)	23,204,080

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,892,462)	(13,904,692)
From net realized gains	–	(4,878,026)

Total Distributions	(4,892,462)	(18,782,718)

CAPITAL SHARE TRANSACTIONS:
Shares sold	120,875,419	230,614,490
Shares issued in reinvestment of distributions	4,892,462	18,782,718
Shares redeemed	(63,612,256)	(75,295,879)

Net Increase in Net Assets Resulting from Capital Share Transactions	62,155,625	174,101,329

Total Increase in Net Assets	35,489,144	178,522,691

NET ASSETS:
Beginning of period	492,889,302	314,366,611

End of period (a)	$528,378,446	$492,889,302

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	11,096,051	20,936,673
Shares issued in reinvestment of distributions	461,822	1,711,434
Shares redeemed	(5,909,349)	(6,831,053)

Net Increase	5,648,524	15,817,054

(a) Including undistributed net investment income:	$503,512	$0

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	2008
Great-West Federated Bond Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.95		$10.77		$10.54	$10.25	$9.53	$9.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11	(a)	0.28	(a)	0.37	0.41	0.48	0.52
Net realized and unrealized gain (loss)	(0.53)		0.37		0.24	0.29	0.75	(0.35)

Total From Investment Operations	(0.42)		0.65		0.61	0.70	1.23	0.17

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.35)		(0.37)	(0.41)	(0.48)	(0.52)
From net realized gains	–		(0.12)		(0.01)	–	(0.03)	(0.02)

Total Distributions	(0.10)		(0.47)		(0.38)	(0.41)	(0.51)	(0.54)

NET ASSET VALUE, END OF PERIOD	$10.43		$10.95		$10.77	$10.54	$10.25	$9.53

TOTAL RETURN(b)	(3.87%)	(c)	6.08%		5.85%	6.88%	13.07%	1.94%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$528,378		$492,889		$314,367	$273,242	$191,389	$139,883
Ratio of expenses to average net assets	0.70%	(d)	0.70%		0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	2.02%	(d)	2.57%		3.45%	4.03%	4.91%	5.00%
Portfolio turnover rate	36%	(c)	70%		78%	41%	36%	72%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Federated Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek to provide total return, consistent with two components: (1) changes in the market value of its fund holdings (both realized and unrealized appreciation); and (2) income received from its fund holdings. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined at a time that corresponds to the closing of the New York Stock Exchange.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

Semi-Annual Report - June 28, 2013

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Domestic Bonds and Notes, U.S. Government Agency Bonds and Notes, U.S.Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Bonds and Notes, Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Derivative Investments:
Warrants	Exchange traded close price, bids, evaluated bids.

Futures Contracts	Exchange traded close price.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Semi-Annual Report - June 28, 2013

		Level 1		Level 2		Level 3		Total

Assets
Fixed Income Investments:(a)
Asset-Backed Securities	$	—	$	40,763,765	$	—	$	40,763,765
Bonds and Notes		—		261,310,443		—		261,310,443
Foreign Government Bonds and Notes		—		8,832,202		—		8,832,202
Mortgage-Backed Securities		—		118,462,167		—		118,462,167
Municipal Bonds and Notes		—		468,055		63		468,118
U.S. Government Agency Bonds and Notes		—		3,850,381		—		3,850,381
U.S. Treasury Bonds and Notes		—		85,004,475		—		85,004,475
Equity Investments:(a)
Domestic Common Stock		16,491		—		—		16,491
Derivative Investments:
Futures Contracts (b)		1,162,907		—		—		1,162,907
Warrants		14,768		—		—		14,768
Short Term Investments (a)		—		13,827,470		—		13,827,470
Liabilities
Derivative Investments:
Futures Contracts (b)		115,586		—		—		115,586

Total Investments	$	1,078,580	$	532,518,958	$	63	$	533,597,601

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

(b)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board approved guidelines established in Great-West Funds’ Policy and Procedures regarding liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Semi-Annual Report - June 28, 2013

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 28, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Equity Risk - The change in the value of equity securities as they relate to increases or decreases in the general market.

Credit Risk - An issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Semi-Annual Report - June 28, 2013

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. The use of futures contracts involves risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities. The Fund held an average of 648 futures contracts for the reporting period.

Valuation of derivative instruments as of June 28, 2013 is as follows:

Asset Derivatives

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value

Interest rate contracts (futures contracts)	Net unrealized depreciation on investments and futures contracts	$1,047,321(a)

(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments for the period ended June 28, 2013 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss

Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value

Interest rate contracts (future contracts)	Net realized loss on futures contracts	$(224,594)	Net change in unrealized appreciation on futures contracts	$1,031,244

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Federated Investment Management Company. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Semi-Annual Report - June 28, 2013

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $137,900 for the period ended June 28, 2013.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 28, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $186,129,380 and $28,803,087, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $101,348,400 and $154,326,325, respectively.

5. UNREALIZED APPRECIATION (DEPRECIATION)

At June 28, 2013, the U.S. Federal income tax cost basis was $543,217,638. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $7,594,309 and gross depreciation of securities in which there was an excess of tax cost over value of $18,261,667 resulting in net depreciation of $10,667,358.

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2013 the Fund had securities on loan valued at $8,221,119 and received collateral of $8,410,470 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 28, 2013

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 18, 2013 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Federated Investment Management Company (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.

On March 21, 2013, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”).The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Fund’s Initial Class as compared against its benchmark index and the performance of similar funds. This information included annualized returns for the one-, three-, and five-year periods ended December 31, 2012 and quarterly returns for the five-year period ended December 31, 2012. The Board also considered the composition of the Fund’s peer group of funds, as determined by GWCM, based on funds of similar size and asset class and with similar intermediary fees as estimated by GWCM from the Fund’s Morningstar category. The Board was provided with a description of the methodology GWCM used to determine the similarity of the Fund with the funds included in the peer group. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.

The Board noted that for the one-, three- and five-year periods ended December 31, 2012, the Fund was in the third, third and second quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board further noted that the Fund outperformed its benchmark index for the one and five-year periods and performed in line with its benchmark index for the three-year period ended December 31, 2012. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by GWCM based on the Fund’s Morningstar category, and of the entire Morningstar peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee, Management Fee Less Non-Management Expenses and Management Fee Less Non-Management Expenses and Administrative Services Fee were above the respective average and median contractual management fees and management fees less estimated intermediary fees of its peer group of funds. However, the Board noted that the Fund’s total annual operating expense ratio was below the average and median of its peer group and peer universe and in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within the Company have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund .

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.   CODE OF ETHICS.

Not required in fling.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.                CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                EXHIBITS.

(a)          (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 26, 2013